First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                                   May 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                    Re:      First Investors Life Series Fund
                             File No. 2-98409 and 811-4325
                             --------------------------------

Dear Sirs:

         Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby electronically file the definitive Prospectus dated April 28, 2000 for the above Registrant.

         Please note that the Prospectus for Registrant, First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D are printed as one document, and the Prospectus for Registrant and First Investors Life Level Premium Variable Life Insurance (Separate Account B) are printed as one document.

         Pursuant to Rule 497(j) of the Act, Registrant hereby certifies:

         (1) The form of Statement of Additional Information that would have been filed under 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 27 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   27  was   filed
electronically with the Commission.

                                          Very truly yours,

                                          /s/ Tammie Lee

                                          Tammie Lee
                                          Assistant Counsel